4. Income Taxes (December 2016 Note)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

The Company is subject to federal and state income taxes.

The Company's provision for income taxes for the period from inception (August 4, 2016) to December 31, 2016 consists of the following:

Income Tax Expense (Benefit)	For the period from inception (August 4, 2016) to December 31, 2016
Current federal tax expense
Federal	$0
State	0
Deferred tax (benefit)
Federal	$0
State	0
Total	$0

The provision for income taxes for the period from inception (August 4, 2016) to December 31, 2016 differs from that computed  by applying federal statutory rates to income before federal income tax expense, as indicated in the following analysis:

For the period from inception (August 4, 2016) to December 31, 2016
Expected federal tax (benefit) at 34% rate	$(2,933)
Valuation allowance	2,933
Total income tax (benefit)	$0

Effective tax rate (benefit)	0.00%

A summary of deferred tax assets and liabilities for the period from inception (August 4, 2016) to December 31, 2016 is as follows:

For the period from inception (August 4, 2016) to December 31, 2016
Deferred tax assets:
Federal tax loss carryforward	$2,933
Total deferred tax assets	2,933

Valuation allowance	(2,933)

Net Deferred Tax Assets	$0

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets.  A significant piece of objective negative evidence evaluated was the cumulative loss incurred since inception.  Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2016, a valuation allowance of ($2,933) has been recorded to record only the portion of the deferred tax asset that is more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

As of December 31, 2016, the Company had approximately $8,626 federal and state net operating loss carryforwards, which result in a deferred tax asset of $2,933, expiring in 2036.  The Company has recorded a valuation allowance of $2,933.